Concentration and Risks (Details) - Schedule of Significant Outstanding Receivables and Payable			12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Total concentration risk, percentage	8.00%	46.00%	25.00%	37.00%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Total concentration risk, percentage				15.00%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Total concentration risk, percentage		4.00%		12.00%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Total concentration risk, percentage		22.00%		18.00%
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Total concentration risk, percentage	40.00%	13.00%	35.00%	9.00%
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Total concentration risk, percentage		15.00%		4.00%
Customer Concentration Risk [Member] | Customer G [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Total concentration risk, percentage	9.00%		16.00%
Customer Concentration Risk [Member] | Customer H [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Total concentration risk, percentage	14.00%		8.00%
Customer Concentration Risk [Member] | Customer I [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Total concentration risk, percentage	13.00%		5.00%
Customer Concentration Risk [Member] | Customer J [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Total concentration risk, percentage	16.00%		8.00%
Customer Concentration Risk [Member] | Total Customer [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Total concentration risk, percentage	100.00%	100.00%	97.00%	95.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier A [Member]
Concentration and risks [Line Items]
Total concentration risk, percentage	100.00%	100.00%	64.00%	90.00%	100.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier B [Member]
Concentration and risks [Line Items]
Total concentration risk, percentage			36.00%	10.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Total Supplier [Member]
Concentration and risks [Line Items]
Total concentration risk, percentage	100.00%	100.00%	100.00%	100.00%	100.00%